Document and Entity Information Document	Jun. 16, 2021	Apr. 28, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 16, 2021
Entity Registrant Name		NorthWestern Corporation
Entity Central Index Key	0000073088
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-10499
Entity Tax Identification Number	46-0172280
Entity Address, Address Line One	3010 W. 69th Street
Entity Address, City or Town	Sioux Falls
Entity Address, State or Province	SD
Entity Address, Postal Zip Code	57108
City Area Code		605
Local Phone Number		978-2900
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security	Common stock
Trading Symbol	NWE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company		false